SHARE CAPITAL AND RESERVES (Details 3)	12 Months Ended
Mar. 31, 2025 $ / shares shares
Statement [Line Items]
Weighted average remaining contractual life (years)	3 years 9 months 14 days
Warrants One [Member]
Statement [Line Items]
Weighted average remaining contractual life (years)	3 years 8 months 1 day
Warrants Outstanding	4,807,693
Warrants Two [Member]
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.080
Weighted average remaining contractual life (years)	3 years 8 months 1 day
Warrants Outstanding	4,807,693